o GOF STKP-4

                            SUPPLEMENT FOR THE PERIOD
                         MARCH 1, 2002 TO APRIL 15, 2002
                              TO THE PROSPECTUS OF

FRANKLIN INVESTORS SECURITIES TRUST
(FIST 1 - Franklin Convertible Securities, Equity Income, and
Short-Intermediate U.S. Government Securities Funds) dated March 1, 2002

(FIST 2 - Franklin Adjustable U.S. Government Securities, Franklin Floating Rate Daily Access, and Total Return Funds) dated March 1, 2002

FRANKLIN VALUE INVESTORS TRUST
(Franklin Balance Sheet, MicroCap Value and Small Cap Value Funds) dated March 1, 2002

FRANKLIN TEMPLETON GLOBAL TRUST
(Franklin Templeton Hard Currency Fund) dated March 1, 2002

FRANKLIN TEMPLETON INTERNATIONAL TRUST
(Templeton Foreign Smaller Companies and Pacific Growth Funds) dated
March 1, 2002
(Templeton Global Long-Short Fund) dated March 1, 2002.

The following paragraph is added to the section "Dealer compensation" of the prospectuses for the Franklin Templeton funds listed above:

During the period February 1, 2002 through April 15, 2002, Distributors will reallow the entire front-end sales charge to the securities firm of A.G. Edwards & Sons, Inc. (AG Edwards) on purchases of Class A shares of the funds for IRA accounts for which Franklin Templeton Bank & Trust Company or AG Edwards, or an affiliate, serves as the custodian.

              Please keep this supplement for future reference.